Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Related party loans receivable	$ 28	$ 91
Liabilities
Liabilities subject to compromise	6,235	0
Fair value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Related party loans receivable	9	6
Fair value | Level 3
Liabilities
Liability subject to compromise - Related Party Loans Payables	176	424
Fair value | Level 3 | Senior credit facilities
Liabilities
Liabilities subject to compromise	2,094	1,193
Carrying value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Related party loans receivable	9	6
Carrying value | Level 3
Liabilities
Liability subject to compromise - Related Party Loans Payables	503	426
Carrying value | Level 3 | Senior credit facilities
Liabilities
Liabilities subject to compromise	$ 5,662	$ 5,662